E2 Business combinations	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
E2 Business combinations

Business combinations
Acquisitions and divestments
Acquisitions

Acquisitions 2019–2021
	2021	2020	2019

Consideration

Cash and cash equivalents	256	9,534	1,815

Others	—	314	142
Total consideration	256	9,848	1,957

Net assets (liabilities) acquired

Cash and cash equivalents	—	314	142

Property, plant and equipment	1	55	353

Right-of-use of assets	—	126	—

Intangible assets	(95)	3,583	497

Investments in associates	—	167	101

Other assets	21	1,292	1,357

Provisions, incl. post-employment benefits	—	(16)	(102)

Other liabilities	(348)	(2,781)	(743)
Total identifiable net assets (liabilities)	(421)	2,740	1,605
Costs recognized in net income	—	—	153
Goodwill	677	7,108	199
Total	256	9,848	1,957

Acquisition-related costs 1)	11	92	85

1)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.
In 2021, Ericsson made acquisitions with a negative cash flow effect amounting to SEK 256 (9,534) million. The acquisitions presented below are not material, but the Company gives the information to provide the reader a summarized view of the content of the acquisitions made. The acquisitions consist primarily of:
Cradlepoint
: On November 1, 2020, the
Company acquired all of the shares in Cradlepoint Inc. (purchase price of SEK 9.5 billion), a
US-based
market leader in Wireless Edge WAN 4G and 5G Enterprise solutions. The investment is key to Ericsson’s ongoing strategy of capturing market share in the rapidly expanding 5G Enterprise space. Cradlepoint complements Ericsson’s existing 5G Enterprise portfolio which includes Dedicated Networks and a global IoT platform. Goodwill in this transaction represents future customers, future technology and synergies to the sales channels and commercial model applied by Cradlepoint and is not expected to be deductible for tax purposes.
The preliminary purchase price allocation of Cradlepoint made in 2020 was finalized during 2021. The main change between the provisional and final fair values in the balance sheet is an increase in goodwill of SEK 0.48 billion to SEK 7.5 billion with a corresponding increase of deferred revenues with SEK 0.35 billion and a decrease of intangibles with SEK 0.13 billion. This resulted in a positive impact in the income statement of SEK 0.1 billion in 2021.
Axonix:
On March 31, 2021, the Company acquired assets from Axonix, a UK based mobile-first programmatic advertising exchange. The acquisition will strengthen the Company’s supply chain in the market. Balances to facilitate the Purchase price allocation are final.
Quortus:
On November 17, 2021, the Company acquired selected assets, including 29 employees, from Quortus, a
UK-based
company with expertise in enterprise 4G/5G technology. The acquisition augments the Company’s offering with richer 4G/5G networking features across its portfolio of enterprise products. Balances to facilitate the Purchase price allocation are final.
In order to finalize a Purchase price allocation all relevant information needs to be in place. Examples of such information are final consideration and final opening balances, they may remain preliminary for a period of time due to for example adjustments of working capital, tax items or decisions from local authorities.
Divestments

Divestments 2019–2021
	2021	2020	2019

Proceeds

Cash and cash equivalents	273	4	360

Shares in associated companies	—	—	1,209
Total Proceeds	273	4	1,569

Net assets disposed of

Property, plant and equipment	26	1	171

Right-of-use assets	7	1	20

Investments in associates	—	—	5

Intangible assets	—	48	820

Goodwill	(48)	4	—

Other assets	51	83	96

Provisions, incl. post-employment benefits	(30)	(1)	244

Other liabilities	36	6	(774)
Total net assets	42	142	582

Net gains/losses from divestments	231	(138)	987

Shares in associated companies	—	—	(1,209)
Cash flow effect	273	4	360
In 2021, the Company made divestments with a cash flow effect amounting to SEK 273 (4) million. Net gains/losses from the divestments are presented on Other operating income in the Income statement, see note B4 “Other operating income and expenses” for more information.
The divestments consist primarily of a data centre business located in the Netherlands in November 2021.
For more information, see also note H3 “Statement of cash flow.”

Acquisitions 2019–2021
Company	Description	Transaction date
Quortus	A UK based mobile core software company with expertise in enterprise 4G/5G technology.	Nov 2021
Axonix	A UK based mobile-first programmatic advertising exchange.	Mar 2021
Cradlepoint	A US company providing Wireless WAN Edge 4G and 5G solutions for the enterprise market.	Nov 2020
Genaker	A Spain provider of Mission Critical Push-to-talk (MC-PTT) solutions.	Mar 2020
ST-Ericsson	The remaining shares were acquired in ST-Ericsson (previously a joint venture).	Dec 2019
Kathrein	A German provider of antenna and filter technologies.	Oct 2019
CSF	A US based company related to the iconectiv business.	Aug 2019

Divestments 2019–2021
Company	Description	Transaction date
Data center	A data center business located in the Netherlands.	Nov 2021
MediaKind	A divestment of 51% of its MediaKind business.	Feb 2019